ACCOUNTS RECEIVABLE TRADE, NET	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE TRADE, NET
ACCOUNTS RECEIVABLE TRADE, NET

4. ACCOUNTS RECEIVABLE TRADE, NET

	At December 31,
	2020	2021
Accounts receivable trade
– from EPC services	$3,033,610	$2,640,710
– from solar power project assets	16,310,787	22,995,822
– from electricity generation revenue(1)	3,270,966	10,848,278
Total accounts receivable trade	22,615,363	36,484,810
Less: allowance for credit losses	(2,427,577)	(2,135,885)
Accounts receivable trade, net	$20,187,786	$34,348,925
(1)	Accounts receivable from electricity generation revenue were mainly due from China’s state grid companies. The amounts included the portion of feed-in tariff(s) (FIT) for the electricity sold to the state grid companies in the PRC in which the relevant on-grid solar power stations are still pending for registration to the Renewable Energy Subsidy Catalog, which the Company has submitted the application for its solar power stations started operation before July 2017 to be registered on the Catalog. The Company expects that a certain part of the FIT receivables will be recovered after twelve months from the reporting date, which are discounted at an effective interest rate. As of December 31, 2021, there are $9,045,884 of FIT receivables classified as current and $24,457,930 classified as non-current.

ACCOUNTS RECEIVABLE UNBILLED

	At December 31,
	2020	2021
Accounts receivable unbilled
–from solar power project assets	$—	$11,473,590

During the year ended December 31, 2021, the Company contract assets classified as “Accounts receivable unbilled” are primary due to billing of certain project sales where the Company has the right to consideration in exchange of the project sales transferred.

ALLOWANCE FOR CREDIT LOSSES

The Company establishes an allowance for expected credit losses based on historical observe default rates over the expected life of the receivable balance and are adjusted for forward-looking information available without undue cost of effort. The grouping is regularly reviewed by management to ensure relevant information about specific debtors is updated.

The following table shows the movement in lifetime expected credit losses that has been recognized for trade receivable under simplified approach.

	At December 31,
	2020	2021

At beginning of year	$1,908,803	$2,427,577
Allowance for credit losses	518,774	90,345
Written off	—	(382,037)
At end of year	$2,427,577	$2,135,885

CONCENTRATION OF CREDIT RISK AND MAJOR CUSTOMERS

As of December 31, 2020, receivables from a solar power customer amounted to $8,257,527 (41%), which was greater than 10% of the account balance. As of December 31, 2021, receivables from a solar power customer amounted to $19,153,699 (56%), which was greater than 10% of the account balance.

For the years ended December 31, 2020 and 2021, a solar power customer accounted for 48% and 28% of the Company’s total net revenues, respectively.